NVIT Nationwide Fund
FUND SUMMARY: NVIT NATIONWIDE FUND
Objective
The Fund seeks total return through a flexible combination of capital appreciation and current income.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses NVIT Nationwide Fund	Class Y Shares	Class I Shares	Class II Shares	Class III Shares	Class IV Shares
Management Fees	0.58%	0.58%	0.58%	0.58%	0.58%
Distribution and/or Service (12b-1) Fee			0.25%
Other Expenses	0.06%	0.21%	0.21%	0.21%	0.21%
Total Annual Fund Operating Expenses	0.64%	0.79%	1.04%	0.79%	0.79%

Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example NVIT Nationwide Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class Y Shares	65	205	357	798
Class I Shares	81	252	439	978
Class II Shares	106	331	574	1,271
Class III Shares	81	252	439	978
Class IV Shares	81	252	439	978

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23.86% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in a diversified portfolio of common stocks to produce an overall blended equity portfolio consisting of various types of stocks that offer the potential for capital growth and/or dividend income. Most of the stocks in which the Fund invests are issued by large-capitalization companies. Some of these companies may be located outside of the United States.

At the present time, the Fund consists of two portions managed by different subadvisers. Nationwide Fund Advisors (“NFA”) is the Fund’s investment adviser and, subject to the approval of the Board of Trustees of the Nationwide Variable Insurance Trust (the “Trust”), selects the Fund’s subadvisers and monitors their performance on an ongoing basis. The Fund’s current subadvisers both employ bottom-up approaches (i.e., based on the characteristics of individual companies, rather than broad economic trends) to construct a diversified portfolio, although each subadviser uses its own unique processes or style. For example, at the present time, one subadviser evaluates companies based on business quality and valuation, focusing particularly on such characteristics as a company’s business strategy, management team, transparency and commitment to shareholder value. The other subadviser uses a two-step security selection process to find intrinsic value regardless of overall market conditions, combining fundamental research with valuation techniques.

The Board of Trustees of the Trust has approved the termination of both of the Fund’s current subadvisers, and the appointment of a single new subadviser (“New Subadviser”) to replace the Fund’s current subadvisers, scheduled to take effect on or about June 17, 2013.

Beginning on or about June 17, 2013, the Fund will be managed by only one subadviser. The New Subadviser uses a systematic process of portfolio management designed to add value to all parts of the investment spectrum. The heart of the process is an information-based stock selection analysis that monitors the activities of informed market participants to determine the probable performance of individual stocks. This core set of criteria is combined with valuation and momentum analyses that are applied depending on the economic and market environment. The attractiveness of a prospective or current stock position is weighted against the fit of that position in the overall risk profile of the portfolio and the trading costs inherent to that issue to determine the appropriate position size. Many different risk parameters such as sector, size, style, and volatility are considered in developing a portfolio with an appropriate level of risk.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.

Multi-manager risk – (until on or about June 17, 2013) while NFA monitors each subadviser and the overall management of the Fund, each subadviser makes investment decisions independently from NFA and the other subadvisers. It is possible that the security selection process of one subadviser will not complement that of the other subadviser. As a result, the Fund’s exposure to a given security, industry sector or market capitalization could be smaller or larger than if the Fund were managed by a single subadviser, which could affect the Fund’s performance.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
Annual Total Returns – Class I Shares (Years Ended December 31,)

Best Quarter: 17.59% – 2nd qtr. of 2009 Worst Quarter: -25.39% – 4th qtr. of 2008
The inception date for Class IV shares is April 28, 2003. The Fund has not commenced offering Class Y shares as of the date of this Prospectus. Pre-inception historical performance for each of these share classes is based on the previous performance of Class I shares. Performance for Class Y shares has not been adjusted to reflect that share class’s lower expenses than those of Class I shares.
Average Annual Total Returns (For Periods Ended December 31, 2012)
Average Annual Total Returns NVIT Nationwide Fund	1 Year	5 Years	10 Years	Inception Date
Class Y shares	14.21%	(0.81%)	5.90%
Class I shares	14.21%	(0.81%)	5.90%
Class II shares	13.85%	(1.05%)	5.64%
Class III shares	14.33%	(0.72%)	5.96%
Class IV shares	14.22%	(0.81%)	5.91%	Apr. 28, 2003
S&P 500® Index (reflects no deduction for fees or expenses)	16.00%	1.66%	7.10%